Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 108,672	$ 90,268
Italian Investment Tax Credit
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Tax credits	$ 286	$ 891